Inventories - Current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials and consumables	€ 308	€ 289
Mould parts	43	44
Work-in-progress	71	68
Finished goods	706	724
Total current inventories	€ 1,128	€ 1,125